INCOME TAX - Additional Information (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
INCOME TAX
Federal statutory income tax rate	25.00%	25.00%
Cumulative net operating loss	¥ 131,816,166		$ 18,400,827	¥ 145,300,000
Additional NOL incurred by VIEs and VIEs' subsidiaries	17,300,000	$ 2,400,000
Net operating loss expired	¥ 30,800,000		$ 4,300,000
Nanjing Recon
INCOME TAX
Federal statutory income tax rate	15.00%	15.00%
Beijing Bhd Petroleum Technology Co Ltd
INCOME TAX
Federal statutory income tax rate	15.00%	15.00%